8. INVESTMENTS (Details 7) - CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member] R$ in Thousands	Nov. 29, 2019 BRL (R$)
ASSETS
Cash and cash equivalents	R$ 2,656
Accounts receivable	67,340
Deferred taxes	476
Other assets	11,301
Inventory	16,939
Fixed assets	9,123
Intangible assets	348
Total assets acquired	108,183
LIABILITIES
Borrowings and financing	19,781
Trade payables	15,564
Payroll and related taxes	32,855
Tax payables	1,950
Provisions	5,369
Other liabilities	15,114
Total liabilities assumed	90,633
Equity acquired	R$ 17,550